Trade payables and accrued liabilities	3 Months Ended
Mar. 31, 2019
Trade Payables and Accrued Liabilities [Abstract]
Trade payables and accrued liabilities
7.	Trade payables and accrued liabilities
	March 31, 2019	December 31, 2018
Trade payables	$623,971	$635,622
Wages payables	152,232	80,573
Due to related parties (Note 16)	99,465	83,331
Accrued liabilities	105,586	463,335
	$981,254	$1,262,861